THE PRIMARY TREND FUND, INC. CERTIFICATION

                          The Primary Trend Fund, Inc.
                             First Financial Centre
                             700 North Water Street
                              Milwaukee, WI  53202

                                October 31, 1996


   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  The Primary Trend Fund, Inc.
                  File Nos. 33-6343 and 811-04704
                  Rule 497(j) Certification

   Ladies and Gentlemen:

             The undersigned officer of The Primary Trend Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to Form N-1A Registration Statement filed by the Fund on October 28, 1996, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 28, 1996.

                                      Very truly yours,

                                      THE PRIMARY TREND FUND, INC.

                                      By: /s/ James R. Arnold, Jr.
                                           James R. Arnold, Jr.